Employee Benefits - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of defined benefit plans [abstract]
Weighted average duration of defined benefit obligation	12 years 10 months 24 days	15 years